Condensed Consolidated Interim Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash (used in) provided by operations:
Net income for the period after taxes	$ 12,203,325	$ 32,647,548
Adjustments to reconcile net (loss) income to cash (used in) operating activities:
Share-based payments	3,865,715	10,758,244
Impairment loss	375,928
Interest expense		325,356
Non-cash interest income	(18,060)
Depreciation - equipment		1,666
Amortization - right-of-use asset	262,464	51,180
Amortization - Intangible asset	24,280	1,163,988
Realized loss on investments, net		300,804
Unrealized loss (gain) on investments, net	3,406,815	(2,723)
Realized and net change in unrealized (loss) gain on digital assets	7,173,053	(29,330,978)
Realized and net change in unrealized (loss) gain on equity investments at FVTPL	(3,425,863)	(30,527,468)
Realized and net change in unrealized gain (loss) on ETP payables	(22,704,954)	6,002,344
Staking and lending income	(6,363,485)	(10,849,531)
Management fee revenue	(3,685,379)	(7,547,407)
Non-cash ETP settlement	(106,211)
Non-cash trading fees	311,930
Change in fair value of warrant liability	(10,273,974)
Lease interest expense	106,111	23,128
Loss on investment in associate	140,878
Gain on lease termination	(146,213)
Share issuance costs expensed		4,695,578
Unrealized gain (loss) on foreign exchange	(917,067)	4,207,518
Total adjustments to reconcile net (loss) income	(19,770,707)	(18,080,753)
Adjustment for:
Purchase of digital assets	(57,259,984)	(234,966,522)
Disposal of digital assets	18,000,229	62,303,444
Disposal of equity investments	15,965,180	71,685,819
Purchase of investments		(2,190,643)
Change in client cash deposit	4,113,330	5,277,461
Change in prepaid expenses and deposits	2,156,067	(3,562,251)
Change in derivative assets	(274,096)
Change in accounts payable and accrued liabilities	(1,708,521)	5,834,651
Change in trading liabilities	(9,412,454)	898,303
Change in loan payable		(325,356)
Net cash used in operating activities	(48,190,956)	(113,125,847)
Investing activities
Purchase other financial assets	(21,999,990)
Payments to Smart Crypto Fund Investment	(10,002,073)
Net cash paid for acquisition of subsidiaries		(544,964)
Equipment purchases		(17,268)
Net cash used in investing activities	(32,002,063)	(562,232)
Financing activities
Proceeds from ETP holders	212,327,705	577,376,911
Payments to ETP holders	(173,711,991)	(461,136,222)
Loan proceeds		5,296,576
Loan repaid	(1,801,673)	(2,502,103)
Proceeds from investments		477,281
Proceeds from option exercises		7,458,147
Proceeds from warrant exercises		540,413
Lease payments	(326,047)
NCIB		(2,444,880)
Proceeds from private placement		100,000,001
RSU’s settled in cash	(14,507)
Share issuance costs		(8,819,331)
Net cash provided by financing activities	36,473,487	216,246,793
Effect of exchange rate changes on cash and cash equivalents	334,509	1,050,844
Change in cash and cash equivalents	(43,385,023)	103,609,558
Cash, beginning of period	91,234,090	15,931,525
Cash and cash equivalents, end of period	$ 47,849,067	$ 119,541,083